UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10085

Hillman Capital Management Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
(Address of principal executive offices)                                   (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: December 31, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS

The Hillman Focused Advantage Fund

Schedule of Investments
(Unaudited)

As of December 31, 2013
	Shares	Value (Note 1)

COMMON STOCKS - 88.23%

Consumer Discretionary - 9.46%
Nordstrom, Inc.	11,000	$679,800
PetSmart, Inc.	11,000	800,250
Target Corp.	10,000	632,700
Yum! Brands, Inc.	10,000	756,100
		2,868,850
Consumer Staples - 4.20%
Sysco Corp.	20,000	722,000
Wal-Mart Stores, Inc.	7,000	550,830
		1,272,830
Energy - 4.06%
Exxon Mobil Corp.	6,600	667,920
Transocean Ltd.	11,400	563,388
		1,231,308
Financials - 14.91%
American Express Co.	10,000	907,300
Bank of America Corp.	55,000	856,350
The Allstate Corp.	16,000	872,640
The Goldman Sachs Group, Inc.	4,800	850,848
The Western Union Co.	60,000	1,035,000
		4,522,138
Health Care - 14.27%
Aetna, Inc.	11,000	754,490
Amgen, Inc.	6,600	752,928
Johnson & Johnson	8,700	796,833
* Laboratory Corp of America Holdings	6,000	548,220
Merck & Co., Inc.	15,000	750,750
Pfizer, Inc.	23,700	725,931
		4,329,152
Industrials - 7.46%
Caterpillar, Inc.	8,000	726,480
Joy Global, Inc.	12,000	701,880
Raytheon Co.	9,200	834,440
		2,262,800

		(Continued)

The Hillman Focused Advantage Fund

Schedule of Investments
(Unaudited)

As of December 31, 2013
			Shares	Value (Note 1)

	Information Technology - 24.76%
		Apple, Inc.	2,300	$1,290,346
		Cisco Systems, Inc.	30,400	681,872
		Corning, Inc.	45,000	801,900
	*	eBay, Inc.	15,000	822,975
		EMC Corp.	27,700	696,655
		Hewlett-Packard Co.	31,000	867,380
		Intel Corp.	200	5,191
		International Business Machines Corp.	4,000	750,280
		Microsoft Corp.	20,000	748,200
		Oracle Corp.	22,000	841,720
	*	Yahoo!, Inc.	100	4,044
				7,510,563
	Materials - 7.25%
		Compass Minerals International, Inc.	8,000	640,400
		EI du Pont de Nemours & Co.	10,000	649,700
		Nucor Corp.	17,000	907,460
				2,197,560
	Telecommunication - 1.86%
		AT&T, Inc.	16,000	562,560
				562,560

		Total Common Stocks (Cost $24,012,812)		26,757,761

SHORT-TERM INVESTMENT - 11.16%
	§	Federated Prime Obligations Fund, 0.03%		$3,386,175

		Total Short-Term Investment (Cost $3,386,175)		3,386,175

Total Value of Investments (Cost $27,398,987 (a)) - 99.39%				$30,143,936

Other Assets Less Liabilities - 0.61%				185,803

	Net Assets - 100%			$30,329,739

§	Represents 7 day effective yield
*	Non-income producing investment

				(Continued)

The Hillman Focused Advantage Fund

Schedule of Investments
(Unaudited)

As of December 31, 2013

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

(a) Aggregate gross unrealized appreciation			$3,651,941
Aggregate gross unrealized depreciation			(906,992)

Net unrealized appreciation			$2,744,949

Summary of Investments
	% of Net
	Assets	Value
Consumer Discretionary	9.46%	$2,868,850
Consumer Staples	4.20%	1,272,830
Energy	4.06%	1,231,308
Financials	14.91%	4,522,138
Health Care	14.27%	4,329,152
Industrials	7.46%	2,262,800
Information Technology	24.76%	7,510,563
Materials	7.25%	2,197,560
Telecommunication	1.86%	562,560
Short-Term Investment	11.16%	3,386,175
Total	99.39%	$30,143,936

			(Continued)

The Hillman Focused Advantage Fund

Schedule of Investments
(Unaudited)

As of December 31, 2013

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in good faith under policies approved by the Fund's Board of Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$26,757,761	$26,757,761	$-	$-
Short-Term Investment	3,386,175	3,386,175	-	-
Total Assets	$30,143,936	$30,143,936	$-	$-

2.  CONTROLS AND PROCEDURES

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hillman Capital Management Investment Trust

By: (Signature and Title)	/s/Mark A. Hillman
Date: February 20, 2014	Mark A. Hillman Trustee, President, and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/Mark A. Hillman
Date: February 20, 2014	Mark A. Hillman Trustee, President, and Principal Executive Officer Hillman Capital Management Investment Trust

By: (Signature and Title)	/s/C. Frank Watson III
Date: February 27, 2014	C. Frank Watson III Treasurer and Principal Financial Officer Hillman Capital Management Investment Trust